Shareholders' equity and share-based payments - Variation of share capital (Details)	12 Months Ended
	Dec. 31, 2017 EquityInstruments shares	Dec. 31, 2016 EquityInstruments shares	Dec. 31, 2015 EquityInstruments shares
Variation of the share capital
Treasury shares	8,376,756	10,587,822	113,967,758
Common shares issued
Variation of the share capital
Common shares issued as of the beginning of the period	2,430,365,862	2,440,057,883	2,385,267,525
Capital increase reserved for employees	9,532,190		10,479,410
Capital increase within stock dividend	86,442,256	88,401,329	42,841,342
Exercise of TOTAL share subscription options | EquityInstruments	2,649,308	2,237,918	1,469,606
Cancellation of treasury shares		(100,331,268)
Common shares issued as of the end of the period	2,528,989,616	2,430,365,862	2,440,057,883